Note 8 - Borrowings (Details) (USD $)			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 31, 2013 Barclay's Capital, Inc. [Member]	Nov. 30, 2011 Barclay's Capital, Inc. [Member]	Jan. 31, 2008 Barclay's Capital, Inc. [Member]	Dec. 31, 2013 Mortgage Loans Free of Other Pledges, Liens, and Encumbrances [Member]	Dec. 31, 2013 Investment Securities Free of Other Pledges, Liens, and Encumbrances [Member]	Dec. 31, 2013 Federal Home Loan Bank [Member]	Dec. 31, 2013 Federal Reserve Bank Borrowings [Member]	Dec. 31, 2012 Federal Reserve Bank Borrowings [Member]
Note 8 - Borrowings (Details) [Line Items]
Federal Home Loan Bank Percentage of Fair Value of Collateral						80.00%	95.00%
Percentage of Assets Federal Home Loan Bank Advances Limit	35.00%
Line of Credit Facility, Remaining Borrowing Capacity								$ 103,900,000	$ 27,100,000
Line of Credit Facility, Maximum Borrowing Capacity									3,000,000
Line of Credit Facility, Amount Outstanding										0
Securities Sold under Agreements to Repurchase	10,000,000	25,000,000			30,000,000
Assets Sold under Agreements to Repurchase, Interest Rate					2.65%
Repayments of Lines of Credit			15,000,000	5,000,000
Available-for-sale Securities Pledged as Collateral	$ 12,100,000	$ 29,900,000